LONG-TERM DEBT, NET (2015 Credit Facilities) - Additional Information (Detail) $ in Thousands			1 Months Ended		12 Months Ended
	Jan. 27, 2021 HKD ($)	Jan. 21, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 HKD ($)	May 07, 2020 USD ($)	May 07, 2020 HKD ($)	May 06, 2020 USD ($)	May 06, 2020 HKD ($)	Apr. 29, 2020 USD ($)	Apr. 29, 2020 HKD ($)	Jun. 29, 2015 USD ($)	Jun. 29, 2015 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings			$ 4,451,278		$ 5,700,168	$ 4,451,278
Amount available for future drawdown					1,744,637
Repayments of long-term debt					1,454,837	2,592,631	$ 592,573
Loss on extinguishment of debt					19,952	6,333	3,461
Costs associated with debt modification					310	579	0
2015 Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity															$ 500,000	$ 3,900,000,000
Total outstanding borrowings					129			$ 1,000,000	$ 129	$ 1,000,000
Repayments of long-term debt			$ 353,062	$ 2,750,000,000
Loss on extinguishment of debt						2,612
2015 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity									129	1,000,000					1,250,000	9,750,000,000
Total outstanding borrowings								0
Amount available for future drawdown					129			1,000,000
Loan commitment fees recognized					1,512	$ 2,322	$ 3,870
Revolving credit facility, cash collateral									$ 275	$ 2,130,000
2015 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity															1,750,000	13,650,000,000
Loss on extinguishment of debt					1,236
Costs associated with debt modification					310
2011 Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity															$ 1,203,362	$ 9,362,160,000
2020 Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity													$ 1,915,947	$ 14,850,000,000
Total outstanding borrowings					249,910			1,937,500,000			$ 352,189	$ 2,730,000,000
Amount available for future drawdown					1,665,532			$ 12,912,500,000
Repayments of long-term debt	$ 1,937,500,000	$ 249,887
Loan commitment fees recognized					$ 6,022